Condensed Consolidated Statement of Changes in Stockholders' Equity (Deficit) (Unaudited) - USD ($)		Common Stock Prior to Recapitalization		Common Stock Unite Acquisition 1 Corp.	Common Stock		Additional Paid-In Capital Prior to Recapitalization	Additional Paid-In Capital	Accumulated Deficit Prior to Recapitalization	Accumulated Deficit Unite Acquisition 1 Corp.	Accumulated Deficit	Preferred Stock Unite Acquisition 1 Corp.	Prior to Recapitalization	Unite Acquisition 1 Corp.	Total
Balance at Dec. 31, 2022				$ 500						$ (27,804)				$ (27,304)
Balance (in Shares) at Dec. 31, 2022				5,000,000
Net loss										(85,593)				(85,593)
Balance at Dec. 31, 2023				$ 500	$ 325	[1]		$ 23,791		(113,397)	$ (1,001,675)			(112,897)	$ (977,559)
Balance (in Shares) at Dec. 31, 2023				5,000,000	3,249,999	[1]
Net loss						[1]					(339,432)				(339,432)
Balance at Mar. 31, 2024					$ 325	[1]		23,791			(1,341,107)				(1,316,991)
Balance (in Shares) at Mar. 31, 2024	[1]				3,249,999
Balance at Dec. 31, 2023				$ 500	$ 325	[1]		23,791		(113,397)	(1,001,675)			(112,897)	(977,559)
Balance (in Shares) at Dec. 31, 2023				5,000,000	3,249,999	[1]
Net loss										(161,160)				(161,160)
Balance at Dec. 31, 2024		$ 1	[1]	$ 500	$ 325	[1]	$ 24,115	23,791	$ (4,124,232)	$ (274,557)	(4,124,232)		$ (4,100,116)	$ (274,057)	(4,100,116)	[2]
Balance (in Shares) at Dec. 31, 2024		1,505	[1]	5,000,000	3,249,999	[1]
Recapitalization		$ 324	[1]				$ (324)
Recapitalization (in Shares)	[1]	3,248,494
Equity of Unite Acquisition 1 Corp. at the time of the exchange					$ 500	[1]		(500)			(279,746)				(279,746)
Equity of Unite Acquisition 1 Corp. at the time of the exchange (in Shares)	[1]				5,000,000
Common stock cancelled at the time of the exchange					$ (175)	[1]		175
Common stock cancelled at the time of the exchange (in Shares)	[1]				(1,750,000)
Recapitalization of Unite Acquisition 1 Corp. accumulated deficit at time of the exchange						[1]		(279,746)			279,746
Common stock and warrants issued in private placement	[3]				$ 140	[1]		4,701,004							4,701,144
Common stock and warrants issued in private placement (in Shares)	[1],[3]				1,400,342
Common stock and warrants issued in connection with debt extinguishment					$ 50	[1]		1,681,116							1,681,166
Common stock and warrants issued in connection with debt extinguishment (in Shares)	[1]				501,140
Forgiveness of accrued consulting fees by related parties						[1]		345,900							345,900
Net loss						[1]					(603,084)				(603,084)
Balance at Mar. 31, 2025					$ 840	[1]		$ 6,471,740			$ (4,727,316)				$ 1,745,264
Balance (in Shares) at Mar. 31, 2025	[1]				8,401,481

[1]	The number of shares and per share value of the Company’s common stock have been retroactively recast to reflect the exchange ratio pursuant to the Merger.
[2]	The number of shares and per share value of the Company’s common stock have been retroactively recast to reflect the exchange ratio pursuant to the Merger.
[3]	Includes gross proceeds of $6,161,505, less issuance costs of $1,460,361.